Consolidated Statements of Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Income [Abstract]
Revenue	$ 758,212	$ 820,468	$ 910,893
Operating expenses	(232,808)	(180,874)	(165,499)
Depreciation	(203,772)	(216,885)	(242,966)
Amortization	(16,141)	(17,195)	(23,277)
Other operating gains (losses), net	107,615	(215)	(862)
Operating income	413,106	405,299	478,289
Interest expense	(187,994)	(203,760)	(258,261)
Loss on refinancing			(151,919)
Interest and other income	3,418	5,196	20,043
Loss on changes in fair value of financial instruments	(18,684)	(13,115)	(49,672)
Loss on changes in fair value of partnership units liability	(131,013)
Gain on foreign exchange	27,539	47,605	163,840
Income before tax	106,372	241,225	202,320
Tax (expense) recovery	(78,377)	4,353	(15,122)
Net income	$ 27,995	$ 245,578	$ 187,198